Trade and Other Receivables - Details of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Accounts receivable - trade	₩ 2,126,007	₩ 2,240,926
Short-term loans	62,830	58,979
Accounts receivable - other	1,260,835	1,121,444
Accrued income	3,979	2,780
Others	3,927	3,937
Trade and other receivables, current	3,457,578	3,428,066
Long-term loans	50,874	65,476
Long-term accounts receivable - other	287,048	149,669
Guarantee deposits	292,590	298,964
Long-term accounts receivable - trade	12,748	20,385
Trade and other receivables, noncurrent	643,260	534,494
Trade and other receivables	4,100,838	3,962,560
Gross amount [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	2,365,270	2,482,502
Short-term loans	63,380	59,526
Accounts receivable - other	1,336,247	1,200,421
Accrued income	3,979	2,780
Others	3,927	3,937
Trade and other receivables, current	3,772,803	3,749,166
Long-term loans	97,635	113,456
Long-term accounts receivable - other	287,048	149,669
Guarantee deposits	292,590	298,964
Long-term accounts receivable - trade	12,933	20,637
Trade and other receivables, noncurrent	690,206	582,726
Trade and other receivables	4,463,009	4,331,892
Allowance for doubtful accounts [Member]
Disclosure of financial assets [line items]
Accounts receivable - trade	(239,263)	(241,576)
Short-term loans	(550)	(547)
Accounts receivable - other	(75,412)	(78,977)
Trade and other receivables, current	(315,225)	(321,100)
Long-term loans	(46,761)	(47,980)
Long-term accounts receivable - trade	(185)	(252)
Trade and other receivables, noncurrent	(46,946)	(48,232)
Trade and other receivables	₩ (362,171)	₩ (369,332)